Fair Value Measurement - Schedule of cumulative fair values of the Company's call right liability (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Beginning balance	$ 0
Ending balance	390
Call Right Liability
Beginning balance	313
Decrease in fair value of call right liability at issuance of Series A-5	(313)
Ending balance	$ 0